Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Basis of presentation

The consolidated financial statements of the Group were prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

    Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIE's subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

    Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include revenue recognition, allowance for doubtful accounts, share-based compensation, impairment of goodwill and intangible assets and income taxes. Actual results could differ from those estimates.

    Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use or which have maturities of three months or less when purchased.

    Restricted cash

The Group's restricted cash represents $485 deposits in an escrow account as performance security for the sponsorship agreement of World Expo 2010 as of December 31, 2010. The restriction has been removed upon the completion of the sponsorship agreement in March 2011.

    Term deposits

Term deposits consist of deposit placed with financial institutions with original maturities of greater than three months and less than one year. The term deposits are not allowed to be withdrawn before their maturity. The term deposits carry either variable interest or fixed interest rate.

    Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

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Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

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Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

    Fair value of financial instrument

The Group's financial instruments consist of cash and cash equivalents, restricted cash, term deposits, accounts receivable, amounts due from related parties, equity method investments, accounts payable and forward contract.

The carrying values of accounts receivable, amounts due from related parties, accounts payable, and income tax payables approximate their fair value due to their short-term maturities.

Estimates of fair value of the equity method investments in non-marketable securities cannot be practicably made without incurring excessive costs.

The Group carries forward contract as either assets or liabilities at fair value and recognized change in fair value as gain or loss in each period presented.

    Accounts receivable

Accounts receivable represents receivables derived in the ordinary course of business. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific customers.

    Properties and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	40 years
Equipment and furniture	2-5 years
Software	3-5 years
Aerial photogrammetry equipment	10 years
Vehicles	2-8 years
Office improvements	Shorter of the term of the lease or the estimated useful lives of the assets

    Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee's Board of Directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

    Acquired intangible assets with definite lives, net

Acquired intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of customer relationship is computed based on the estimated attrition pattern of the acquired customers. Amortization of other definite-lived intangible assets is computed using the straight-line method. The estimated economic lives of acquired intangible assets with definite lives are as follows:

Operating licenses	1.8-7 years
Contract backlog	1-3 years
Customer relationship	3.3-8 years
Non-compete agreement	3-5.5 years
Complete technology	3.5-4.8 years
Content copyright	0.25 years
Partnership agreement	4.8 years

    Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

    Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that they might be impaired. Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

    Revenue recognition

The Company derives revenues primarily from the following:

Automotive navigation

    In-dash navigation systems

The Group provides a perpetual license of digital map data to certain automobile manufacturers for in-dash navigation systems on a per copy basis. The Group usually converts its digital map data into different proprietary formats of the in-dash navigation system manufacturers and sends DVD copies or hard disk drives of the converted map data to these companies. Revenues from licensing map data for in-dash navigation systems are recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured. These criteria are usually met when map data are delivered to the customer's destination. Customer purchase orders and/or contracts are generally used to determine the existence of an arrangement. Shipping documents are used to verify map data delivery. The Group assesses whether a price is fixed or determinable based upon the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment. The Group assesses the collectability of accounts receivable based primarily on the customer's payment history. After the delivery of the map data, there are no post sale obligations other than warranty terms and telephone support to end customers. Customers purchase updated versions of digital map data from the Group separately.

    Aftermarket Navigation Solutions

The Group offers customized solutions to manufactures of dealer option in-dash navigation system and portable navigation device manufacturers (collectively "Manufactures") based on their specific needs, which range from digital map data only to a "total solution" including digital map data, a navigation engine, and a user interface on a per copy basis. Free updates to map data and the related application software may be provided on a when-and-if-available basis.

When no free updates are provided, revenues are recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured. These criteria are usually met upon the delivery of map data or "total solution". For the total solutions with free updates to map data and the related application software on a when-and-if-available basis, as the Group is not able to establish vendor-specific objective evidence ("VSOE") as to the fair value for updates to map data, revenues are recognized ratably over the service period if all other basic revenue recognition criteria are met.

Under the map data arrangement with one portable navigation device manufacturer, the Group provided a master copy of map data and timely updates to the data in the contract period for a nonrefundable minimum licensing fee. A usage fee will be charged for each copy made and sold by the manufacturer in excess of the number of copies covered by the minimum license fee. The nonrefundable minimum license fee is recognized as revenue ratably over the contract period. Fees for additional copies are recognized as revenue when reports as to additional copies made are provided by the manufacturer. In addition, because of uncertainty relating to collectability in this specific instance, recognized revenues are further limited to the amount of cash received.

Mobile and Internet location-based solutions

Pre-installed navigation applications

The Group provides map application solutions, including a perpetual license of map data, a navigation engine and a user interface, on a per copy basis to mobile phone manufacturers to pre-install the solutions on their mobile phones. When no free updates to the map data and the related application software are provided, revenues are recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured. These criteria are usually met upon the delivery of our solutions. For the arrangement with free updates to map data and the related application software on a when-and-if-available basis, as the Group is not able to establish VSOE as to the fair value for updates, revenues are recognized ratably over the service period if all other basic revenue recognition criteria are met.

Solutions for mobile operators

The Group provides digital map database to China Mobile to support its mobile location-based services provided to its mobile subscribers. The Group also cooperates with China Telecom, supporting its location-based mobile navigation business platform, across China Telecom's nationwide network. Revenues are computed based on a pre-agreed per usage fee. Mobile operators provide the Group with a monthly statement that represents the principal evidence that solutions have been delivered and revenue is recognized on the basis of the monthly statements.

Internet-based Map API Solutions

The Group also provides map application solutions to websites, enabling the websites to access the Group's digital map database through the Group's map application programming interfaces ("API") and incorporate the Group's location-based information into their own search engine and content. Revenues are derived from the following arrangements:

1) Provision of map data service for a fixed annual or quarterly fee, or a minimum fee plus additional fee when the website reaches certain performance goals, such as click rates or advertisements displayed. The fixed fee or minimum fee is recognized as revenue ratably over the service period. Additional fees are recognized as revenue when reports provided by the customer as to achievement of the performance goal are received.

2) Sales of map data and related application software, when no free updates to the map data and related software are provided, revenues are recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured. These criteria are usually met upon the delivery of map data and the related application software.

For arrangements with free updates to map data and the related application software on a when-and-if-available basis, as the Group is not able to establish VSOE as to the fair value of the update right, revenues are recognized ratably over the service period if all other basic revenue recognition criteria are met.

Mobile Internet Solutions for Public Sectors and Enterprises.

The Group offers location based solutions to help municipal governments for improvement of civil management efficiency or to assist enterprises to better monitor and manage their resources, including tracking assets and managing fleet. These solution offerings usually include proprietary application software for server and terminals, third-party hardware and software primarily including PC server, storage and network equipment and related application software, and free support services mainly including telephone support and free unspecified upgrades to application software on a when-and-if-available basis for one to three years period. Prior to 2011, as no VSOE of fair value of the support services had been established and the delivered software and hardware was not considered accepted by the customers until the completion of preliminary acceptance test, the entire arrangement was accounted as a single unit of accounting, resulting in the revenues and costs applicable to both the delivered software and hardware and undelivered support services being recorded ratably over the remaining service period upon the completion of the preliminary acceptance test if all other basic revenue recognition criteria were met.

In October 2009, the FASB issued guidance related to Multiple-Deliverable Revenue Arrangements. The guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) VSOE ; (b) third-party evidence ("TPE") if VSOE is not available; or (c) estimated selling price ("ESP") if neither VSOE nor TPE is available. The Group prospectively adopted the guidance for multiple elements arrangements entered into on or after January 1, 2011 and concluded that the total arrangement consideration can be separated to 1) third-party hardware and 2) software deliverables and free support service based on relative selling prices. The revenue of third party hardware is recognized upon delivery or at the completion of preliminary acceptance test if there's any. The revenues allocated to the software deliverables which include free support services are recorded ratably over the remaining service period upon the completion of preliminary acceptance test if all other basic revenue recognition criteria are met as the Group is not able to establish VSOE as to the fair value of the support service. The adoption of this guidance did not have a material impact on the Group's financial statements.

Public sector and enterprise applications

    Aerial photogrammetry and 3-D modeling applications

The Group provides aerial digital maps and 3-D modeling applications to certain PRC government agencies and enterprises to meet their needs in land usage survey, specific needs for 3-D geographic information and other needs pursuant to a service contract arrangement, which usually takes several months to finish. The Group recognizes aerial photogrammetry contract revenue using the percentage-of-completion method, based on contract costs incurred to date compared with total estimated contract costs. No post contract services are provided by the Group. For the contract which the current estimates of total contract revenue and contract cost indicate a loss, a provision for the entire loss on the contract was recognized when the loss become evident.

    Map data licensing

The Group provides one-time map data license or map data license for a certain period with timely updates to the map data during such contract period on a when-and-if-available basis to certain PRC government agencies and enterprises to support their location-based application. When one-time map data licensing is provided, revenues are recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured. These criteria are usually met upon the delivery of map data. For map data license for certain periods, revenues are recognized ratably over the contract period.

Other revenues

Other services provided by the Group include technical consulting services, publishing and advertising services, and navigation device road test services. The Group recognizes revenue when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured. These criteria are usually met upon the completion of the services.

Value added taxes rebate revenues

The Group receives value added taxes ("VAT") rebates from tax authority as an incentive to encourage certain high-tech industries. VAT rebates are recorded as revenue when the Group properly files the rebate application for the relevant VAT amount paid to tax authority. The Group has recorded $4,084, $ 7,351 and $10,692 of VAT rebate in revenue for the years ended December 31, 2009, 2010 and 2011, respectively. The VAT rebate revenues are classified into the relevant revenue categories.

    Business tax

The Group's PRC subsidiaries are subject to business tax at a rate of 5% of total revenues generated from certain type of contracts. Certain contracts under specific formalities are exempted from business tax in accordance with the PRC tax laws. Business tax is reported as a deduction to revenues when incurred.

    Research and development costs

The Group incurs costs in developing applications for internal use, such as software to improve the effectiveness of map data creation and updating activities, and costs in developing software for sale, such as navigation engine in personal navigation application arrangements and location-based management software in government and enterprise location based solution arrangements.

The Group expenses research and development costs as incurred as it does not track separately the costs incurred for developing software subsequent to establishing technological feasibility.

    Government subsidies

Subsidies are recorded as a liability when received and recognized as other operating income over the periods in which the Group recognizes the related costs for which the subsidies are intended to compensate. If the costs for which the subsidy is intended to compensate have been incurred already, the Group reports the subsidies as other operating income when received. The Group has recorded $1,016, $748 and $163 of government subsidies in the statement of operations during the years ended December 31, 2009, 2010 and 2011, respectively.

    Operating leases as lessee

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

    Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements and net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

    Foreign currency translation

The functional and reporting currency of the Company and the Company's subsidiaries located outside the PRC is the United States dollar ("U.S. dollar"). The financial records of the Company's subsidiary, its VIEs and its VIEs' subsidiaries located in the PRC are maintained in its local currency, the Renminbi ("RMB"), which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

    Comprehensive income

Comprehensive income mainly includes net income and foreign currency translation adjustments.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, restricted cash, term deposits, accounts receivable and amounts due from related parties. The Group places their cash with financial institutions at various locations. The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers.

Details of the customers accounting for 10% or more of total revenues are as follow:

	December 31,
Customer	2009	2010	2011
A	16%	34%	34%
B	27%	29%	26%
C	12%	*	*

*	not greater than 10%

Details of the customers accounting for 10% or more of accounts receivable are as follow:

	December 31,
Customer	2010	2011
A	34%	22%
B	6%	16%
D	17%	10%

Share-based compensation

Share-based compensation with employees and directors is measured based on the grant date fair value of the equity instrument, The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, which is generally the vesting period of the award, based on the graded vesting attribution method. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change.

A change in any of the terms or conditions of share options is accounted for as a modification of the share incentive plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Net income per share

The Group has determined that its convertible redeemable preferred shares were participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group has used the two-class method of computing net income per share, for ordinary and preferred shares according to the participation rights in undistributed earnings. Under this method, undistributed net income is allocated on a pro rata basis to the ordinary and preferred shares to the extent that each class may share income for the period; whereas net loss is allocated to ordinary shares only because preferred shares are not contractually obligated to share the loss. The convertible redeemable preferred shares were automatically converted to ordinary shares upon the completion of the IPO on July 1, 2010.

The Group has stock options and nonvested shares which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per share, the effect of the convertible redeemable preferred shares is computed using the if-converted method; the effect of the stock options and nonvested shares is computed using the treasury stock method.

Recently issued accounting standards not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

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Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

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Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

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Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

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Fair value of an instrument classified in a reporting entity's stockholders' equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial Position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Company does not expect the adoption of this pronouncements to have a significant effect on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The Company does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial statements.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of the guidance to have a material effect on its consolidated financial statements.